[Translation]

SEMI-ANNUAL REPORT

(During the Seventeenth Term)
From: November 1, 2010
To: April 30, 2011

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

PUTNAM GLOBAL INCOME TRUST

Semi-annual Report

(During the Seventeenth Term)
From: November 1, 2010
To: April 30, 2011

PUTNAM GLOBAL INCOME TRUST

Name of the document filed:	Semi-annual Report

To:	Director of Kanto Local Finance Bureau

Filing Date:	July 29, 2011

Accounting Period:	During the 17th Period (From November 1, 2010
to April 30, 2011)

Name of the Registrant Fund:	PUTNAM GLOBAL INCOME TRUST

Name of the Registrant Issuer:	PUTNAM GLOBAL INCOME TRUST

Name and Official Title of	Jonathan S. Horwitz
Representative of Trust:	Executive Vice President, Treasurer, Principal
Executive Officer, and Compliance Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Marunouchi Park Building
of Registrant Agent:	6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

- ii -

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this Semi-annual Report
is available for Public Inspection:	Not applicable.

I. STATUS OF INVESTMENT FUND

(1) Diversification of Investment Portfolio

			(As of the end of
			May 2011)

		Total U.S.	Investment Ratio
Type of Asset	Issue place (Country)	Dollars	(%)

Foreign Government Bonds and Notes	Germany	34,586,201	12.91
	United Kingdom	19,300,183	7.20
	Italy	12,153,144	4.54
	Argentina	3,685,237	1.38
	Canada	3,245,802	1.21
	Netherlands	1,793,257	0.67
	Japan	1,428,593	0.53
	Hungary	911,924	0.34
	Sweden	904,627	0.34
	Switzerland	716,273	0.27
	South Korea	694,446	0.26
	Brazil	658,650	0.25
	Peru	292,303	0.11
	Indonesia	284,200	0.11
	Ghana	235,175	0.09

Sub-total		80,890,015	30.19%

Corporate Bonds and Notes	United States	40,507,519	15.12
	Supra-Nation	15,386,079	5.74
	United Kingdom	3,579,869	1.34
	Germany	3,299,523	1.23
	Russia	2,267,584	0.85
	France	1,469,515	0.55
	Australia	1,281,120	0.48
	Sweden	1,172,913	0.44
	Spain	992,714	0.37
	Brazil	893,032	0.33
	Netherlands	878,453	0.33
	South Korea	677,987	0.25

	Canada	637,011	0.24
	Jersey	585,000	0.22
	Finland	389,014	0.15
	Switzerland	344,819	0.13
	Indonesia	344,533	0.13
	Portugal	326,021	0.12
	Qatar	259,375	0.10
	Luxembourg	251,319	0.09
	Venezuela	246,000	0.09
	Bermuda	237,796	0.09
	Mexico	194,355	0.07
	Norway	165,087	0.06
	Kazakhstan	110,635	0.04

Sub-total		76,497,273	28.55%

Mortgage-Backed Securities	United States	76,136,866	28.42
	United Kingdom	80,208	0.03
	Ireland	3,950	0.00

Sub-total		76,221,024	28.45%

U.S. Government Agency Mortgage
Obligations	United States	41,406,277	15.46%

Asset-Backed Securities	United States	13,352,142	4.98%

Municipal Bonds and Notes	United States	521,324	0.19%

Purchased Options Outstanding	United States	414,921	0.15%

Senior Loans	United States	224,805	0.08%

Short-Term Investments	United States	32,167,452	12.01%

Cash, Deposit and Other Assets
(After deduction of liabilities)		-53,788,019	-20.08%

Total

(Net Asset Value)		267,907,214	100.00%

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter. As of May 31, 2011, 56.58%, 9.54% and 33.88% of the total Net Assets of the Fund was invested in securities rated AAA (or its equivalent), AA (or its equivalent) and other securities, respectively.

Note 2: The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is JPY 80.88 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi UFJ, Ltd. on May 31, 2011. The same applies hereinafter.

Note 3: In this report, money amounts and percentages ending in the numeral 5 or higher have been rounded up to 10 and otherwise rounded down. Therefore, there are cases in which the amount for the "total” column is not equal to the actual aggregate amount. Also, conversion into other currencies is done by simply multiplying the corresponding amount by the conversion rate specified and rounding the resulting number up to 10 if the amount ends in the numeral 5 or higher and otherwise rounding down when necessary. As a result, in this report, there are cases in which Japanese yen figures for the same information differ from each other.

(2) Results of Past Operations

(a) Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of each month within one year prior to the end of May 2011 is as follows:

	Total Net Asset Value		Net Asset Value per Share

	Dollar	Yen

	(thousands)	(millions)	Dollar	Yen

2011 End of June	16,325	1,320	12.14	982

July	16,640	1,346	12.50	1,011

August	16,637	1,346	12.46	1,008

September	16,811	1,360	12.80	1,035

October	17,172	1,389	13.04	1,055

November	16,406	1,327	12.58	1,018

December	16,207	1,311	12.65	1,023

2011 End of January	16,202	1,310	12.69	1,027

February	16,419	1,328	12.80	1,035

March	16,780	1,357	12.82	1,037

April	17,447	1,411	13.23	1,070

May	17,180	1,389	13.03	1,054

(b) Record of Distributions Paid (Class M Shares)

	Amount of Income Dividend paid per
Period	Share		Return of Capital

	Dollar	Yen	Dollar	Yen

16th Fiscal Year (11/1/09 - 10/31/10)	1.68	135.88	$-	-

Records of distribution paid and Net Asset Value per share from June 2010 to May 2011 are as follows:

		Net Asset Value
	Dividend	Per Share
Ex-dividend Date	(dollar)	(dollar)

June 24, 2010	0.084	12.12

July 26, 2010	0.084	12.43

August 24, 2010	0.084	12.49

September 24, 2010	0.062	12.65

October 25, 2010	0.062	13.06

November 23, 2010	0.062	12.76

December 23, 2010	0.081	12.47

24-Jan-11	0.062	12.65

22-Feb-11	0.063	12.71

24-Mar-11	0.062	12.85

25-Apr-11	0.062	13.05

23-May-11	0.062	12.90

(c) Record of Return Rate (Class M Shares)

Period	Return Rate (*)

June 1, 2010-May 31, 2011	15.16%

(*) Return Rate (%) ={[[Ending NAV*A]]/Beginning NAV]-1}*100

"A" shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1. Provided that Beginning NAV means net asset value per share on May 31, 2010 and Ending NAV means net asset value per share on May 31, 2011.

II. RECORD OF SALES AND REPURCHASES (Class M shares)

Records of sales and repurchases during one year period up to and including the end of May 2011 and number of outstanding shares of the Fund as of the end of May 2011 are as follows:

	Number of Shares	Number of Shares	Number of
	Sold	Repurchased	Outstanding Shares

Worldwide	128,221	180,679	1,318,063
(In Japan)	(24,200)	(119,500)	(1,107,000)

Note: The numbers of Shares sold, repurchased and outstanding in the parentheses represent those sold, repurchased and outstanding in Japan.

III. THE FINANCIAL CONDITIONS OF THE FUND

[Translation of Unaudited Semi-annual Accounts will be attached.]

IV. OUTLINE OF THE MANAGEMENT COMPANY

1. Fund

(1) Amount of Capital Stock (as of the end of May 2011)

Not applicable.

(2) Description of Business and Outline of Operation

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities and the exercise of all rights directly or indirectly pertaining to the Fund’s assets. The Fund has retained Putnam Investment Management LLC., the investment adviser, to render investment advisory services and State Street Bank and Trust Company, to hold the assets of the Fund in custody and Putnam Investor Services, Inc. to act as the Investor Servicing Agent.

Putnam Investment Management LLC has retained its affiliate, Putnam Investments Limited to manage a separate portion of the assets of the Fund. Subject to the supervision of Putnam Investment Management LLC, Putnam Investments Limited is responsible for making investment decisions for the portion of the assets of the Fund that it manages.

Putnam Investments Limited provides a full range of international investment advisory services to institutional and retail clients.

(3) Miscellaneous

There has been, or is, no litigation which had or is expected to have a material effect on the Fund during the six months before the filing of this report.

2. Putnam Investment Management, LLC. (Investment Management Company)

(1) Amount of Capital Stock

1. Amount of member’s equity (as of the end of May, 2011 $104,857,985*

2. Record of Amount of Member’s equity (for the latest 5 years):

Year	Member’s Equity
End of 2006	$65,683,062
End of 2007	$116,796,876
End of 2008	$58,526,939
End of 2009	$69,079,977
End of 2010	$82,851,104

*Unaudited

(2) Description of Business and Outline of Operation

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of May 2011, Investment Management Company managed, advised, and/or administered the following 105 funds and fund portfolios (having an aggregate net asset value of over $69.9 billion):

			(as of the end of May 2011)

Country where Funds are	Principal	Number of	Net Asset Value (million
established or managed	Characteristics	Funds	dollars)

	Closed End Bond	5	$2,648.47
U.S.A.	Open End Balanced	16	$17,000.36
	Open End Bond	35	$26,365.79
	Open End Equity	49	$23,950.93

	Totals	105	$69,965.55

(3) Miscellaneous

Regulatory matters and litigation

In late 2003 and 2004, the Investment Management Company settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from the Investment Management Company to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against the Investment Management Company and, in a limited number of cases, some Putnam funds. The Investment Management Company believes that these lawsuits will have no material adverse effect on the funds or on the Investment Management Company’s ability to provide investment management services. In addition, the Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

V. OUTLINE OF THE FINANCIAL STATUS OF THE MANAGEMENT COMPANY

[Translation of Audited Annual Accounts will be attached.]

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

PUTNAM GLOBAL INCOME TRUST

Name of the document filed:	Amendment to the Securities Registration
Statement

To:	Director of Kanto Local Finance Bureau

Filing Date:	July 29, 2011

Name of the Registrant Issuer:	PUTNAM GLOBAL INCOME TRUST

Name and Official Title of	Jonathan S. Horwitz
Representative of Trust:	Executive Vice President, Treasurer, Principal
Executive Officer and Compliance Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Marunouchi Park Building
of Registrant Agent	6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

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Name of the Fund Making Public	PUTNAM GLOBAL INCOME TRUST
Offering or Sale of Foreign
Investment Fund Securities:

Aggregate Amount of	Up to 1,269 million U.S. dollars (approximately
Foreign Investment Fund Securities	¥ 102.6 billion)
to be Publicly Offered or Sold:

Places where a copy of this Amendment to
the Securities Registration Statement is
available for Public Inspection:	Not applicable.

Note : The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is ¥ 80.88 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi UFJ, Ltd. on May 31, 2011.

I. Reason For Filing This Amendment To the Securities Registration Statement:

This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on March 31, 2011 due to the fact that the Semi-annual Report was filed on July 29, 2011.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. Contents of the Amendments:

II-1. Amendments due to filing Semi-annual Report

The following items in the SRS are amended to have the same contents as those provided in the following items of the Semi-annual Report:

The SRS	The Semi-annual Report	The way of
amendment

PART II. INFORMATION ON
THE FUND
I. DESCRIPTION OF THE FUND
1. NATURE OF THE FUND
(C) Structure of the Fund:
(3) Outline of the Fund	IV. OUTLINE OF THE
MANAGEMENT COMPANY
1. Fund	1. Fund
d. Amount of Capital Stock	(1) Amount of Capital Stock	Novation
2. Investment Management	2. Investment Management
Company	Company
d. Amount of Capital Stock:	(1) Amount of Capital Stock	Novation
5. STATUS OF INVESTMENT	I. STATUS OF INVESTMENT
FUND	FUND
(A) Diversification of Investment	(1) Diversification of Investment	Novation
Portfolio	Portfolio
(C) Results of Past Operations	(2) Results of Past Operations	Addition
(D) Record of Sales and Repurchases	II. RECORD OF SALES AND	Addition
REPURCHASES
III. FINANCIAL CONDITIONS OF	III. OUTLINE OF THE	Addition
THE FUND	FINANCIAL STATUS OF THE
FUND
PART III. SPECIAL
INFORMATION
I. OUTLINE OF THE
MANAGEMENT COMPANY
1 Fund	IV. OUTLINE OF THE
MANAGEMENT COMPANY
(A) Outline of the Fund:	1. Fund
(1) Amount of Capital Stock	(1) Amount of Capital Stock	Novation

(B) Description of Business and	(2) Description of Business and	Novation
Outline of Operation	Outline of Operation

2. Investment Management Company
(A) Outline of Investment	2. Investment Management
Management Company	Company
(1) Amount of Capital Stock	(1) Amount of Capital Stock	Novation
(B) Description of Business and	(2) Description of Business and	Novation
Outline of Operation	Outline of Operation

3 Financial Conditions of the	V. OUTLINE OF THE	Novation
Investment Management Company	FINANCIAL STATUS OF THE
MANAGEMENT COMPANY
5 Miscellaneous	IV. OUTLINE OF THE
MANAGEMENT COMPANY
(1) Fund	1. Fund
(3) Litigation and Other Significant	(3) Miscellaneous	Addition
Events
(2) Investment Management Company	2. Investment Management
Company
(5) Litigation, etc.	(3) Miscellaneous	Novation

The contents of the Semi-annual Report are as follows: [Omitted]

II-2. Other amendments

PART I. INFORMATION CONCERNING SECURITIES

5. SALES CHARGE:

[Before amendment]

The “public offering price” means the amount calculated by dividing the Net Asset Value by (1-0.0325) and rounding to three decimal places.

- Omitted hereinafter -

[After amendment]

The “public offering price” means the amount calculated by dividing the Net Asset Value by (1-0.0325) and rounding to two decimal places.

- Omitted hereinafter -

PART II. INFORMATION ON THE FUND

I. DESCRIPTION OF THE FUND

4. FEES, ETC AND TAX

(A) Sales Charge:

[Before amendment]

The “public offering price” means the amount calculated by dividing the Net Asset Value by (1-0.0325) and rounding to three decimal places.

- Omitted hereinafter -

[After amendment]

The “public offering price” means the amount calculated by dividing the Net Asset Value by (1-0.0325) and rounding to two decimal places.

- Omitted hereinafter -

(C) Management Fee, etc.:

(3) Custodian Fee and Charges of the Investor Servicing Agent

[Before amendment]

- Omitted hereinbefore -

Through at least June 30, 2011, investor servicing fees for the Fund will not exceed an annual rate of 0.375% of the Fund’s average assets.

- Omitted hereinafter -

[After amendment]

- Omitted hereinbefore -

Through at least June 30, 2012, investor servicing fees for the Fund will not exceed an annual rate of 0.375% of the Fund’s average assets.

- Omitted hereinafter -

II. MANAGEMENT AND ADMINISTRATION

1. Procedures for Application (Purchases), etc.:

b. Sales in Japan

[Before amendment]

- Omitted hereinbefore -

The public offering price means the amount calculated by dividing the net asset value by (1-0.0325) and rounded to three decimal places.

- Omitted hereinafter -

[After amendment]

- Omitted hereinbefore -

The public offering price means the amount calculated by dividing the net asset value by (1-0.0325) and rounded to two decimal places.

- Omitted hereinafter -